STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Shares To Be Issued [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 23,344,255		$ (23,231,764)	$ (403,012)	$ (290,521)
Beginning balance, shares at Dec. 31, 2018	17,093,719
Private placement, common stock issuance for license agreement		59,828				59,828
Private placement, common stock issuance for license agreement, shares	2,991,400
Net loss and comprehensive loss				(219,343)	(1,560)	(220,903)
Ending balance, value at Dec. 31, 2019		23,404,083		(23,451,107)	(404,572)	(451,596)
Ending balance, shares at Dec. 31, 2019	20,085,119
Common shares to be issued from exercise of options and warrants			5,000			5,000
Net loss and comprehensive loss				(22,959)	(738)	(23,697)
Ending balance, value at Dec. 31, 2020		23,404,083	5,000	(23,474,066)	(405,310)	(470,293)
Ending balance, shares at Dec. 31, 2020	20,085,119
Net loss and comprehensive loss				(218,463)	(245)	(218,708)
Ending balance, value at Dec. 31, 2021		$ 23,404,083	$ 5,000	$ (23,692,529)	$ (405,555)	$ (689,001)
Ending balance, shares at Dec. 31, 2021	20,085,119